Document and Entity Information	Jan. 03, 2023
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Local Phone Number	22 552 38 40
Amendment Flag	false
Entity Central Index Key	0001685316
Document Type	8-K
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	OBSEVA SA
Entity Incorporation State Country Code	V8
Entity File Number	001-37993
Entity Address, Address Line One	Chemin des Aulx, 12
Entity Address, Address Line Two	1228 Plan-les-Ouates
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Entity Address, Postal Zip Code	1228
City Area Code	+ 41
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, par value CHF 1/13 per share
Trading Symbol	OBSV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false